Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 7) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Brazil [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	$ 800,773	$ 819,428	$ 983,826
Future production costs	(304,051)	(348,787)	(399,655)
Future development costs	(74,770)	(64,121)	(62,548)
Future income tax expenses	(149,968)	(140,774)	(178,412)
Undiscounted future net cash flows	271,984	265,745	343,211
10 percent midyear annual discount for timing of estimated cash flows (1)	(128,559)	(120,216)	(151,828)
Standardized measure of discounted future net cash flows	143,425	145,529	191,383
South America [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	579	650	837
Future production costs	(336)	(354)	(357)
Future development costs	(107)	(113)	(128)
Future income tax expenses	(58)	(43)	(88)
Undiscounted future net cash flows	78	139	264
10 percent midyear annual discount for timing of estimated cash flows (1)	(31)	(46)	(124)
Standardized measure of discounted future net cash flows	47	93	141
Consolidated Entity [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	801,353	820,078	984,663
Future production costs	(304,387)	(349,142)	(400,012)
Future development costs	(74,877)	(64,235)	(62,676)
Future income tax expenses	(150,026)	(140,818)	(178,500)
Undiscounted future net cash flows	272,062	265,884	343,475
10 percent midyear annual discount for timing of estimated cash flows (1)	(128,590)	(120,262)	(151,951)
Standardized measure of discounted future net cash flows	143,473	145,622	191,524
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	941	1,213	1,581
Future production costs	(139)	(191)	(273)
Future development costs	(34)	(13)	(21)
Undiscounted future net cash flows	768	1,009	1,287
10 percent midyear annual discount for timing of estimated cash flows (1)	(262)	(319)	(401)
Standardized measure of discounted future net cash flows	$ 506	$ 691	$ 886